Definition of Terms in Fund Name	Jun. 17, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. Under normal circumstances, the Trust will invest at least 80% of its assets in small capitalization companies. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the financials sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust is a unit investment trust which invests primarily in top-ranked small-cap stocks (at the time of their selection) that represent a cross-section of industries that Sabrient Systems, LLC (“Sabrient”) believes are positioned to perform well in the coming year. They are “GARP” stocks–stocks that Sabrient believes represent growth at a reasonable price–and they are meant to be held for the full 15-month term of the Trust.

Sabrient’s selection process is based on the following six concepts:

1. Select Small Cap GARP Stocks: Sabrient uses the forward earnings outlook of a consensus of Wall Street analysts and adjusts the projected growth using a proprietary algorithm as of the date the portfolio was selected.

2. Evaluate Analysts’ Behavior: Evaluate the consensus of the analysts to determine how confident they are in the earnings estimate forecasts.

3. Estimate Long-Term Earnings Growth Rate: Estimate the secular growth rate of earnings (3-5 years) and divide that by the forward price to earnings ratio, so that they have confidence that the stock will still be selling at a price well above its current value within approximately 12 months. This assumes that there are no negative developments in the meantime.

4. Cost of Absolute Growth: Calculate the projected absolute growth of each of the next four quarters and determine the cost of absolute growth.

5. Earnings Quality Rank (“EQR”): Use EQR, Sabrient’s proprietary forensic accounting factor, to rank the conservatism of the company’s accounting. Eliminate companies that have overly aggressive accounting practices and penalize others with aggressive accounting practices.

6. Diversify by Sector and Industry: Lastly, diversify by sector and industry, allowing no more than approximately 30% of the portfolio in any one sector and no more than approximately 18% of the portfolio in any one industry.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities, foreign securities and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.